Segment information - Revenue geographical information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure of geographical areas [line items]
Revenues	$ 393,954	$ 334,936	$ 1,192,239	$ 988,614
Germany
Disclosure of geographical areas [line items]
Revenues	155,138	133,077	480,112	394,952
United States
Disclosure of geographical areas [line items]
Revenues	104,027	83,042	300,932	249,449
South Korea
Disclosure of geographical areas [line items]
Revenues	62,871	62,135	208,929	180,337
Brazil
Disclosure of geographical areas [line items]
Revenues	25,191	20,249	68,456	59,345
China
Disclosure of geographical areas [line items]
Revenues	19,939	16,370	58,425	42,203
South Africa
Disclosure of geographical areas [line items]
Revenues	15,106	12,163	43,731	36,095
Other
Disclosure of geographical areas [line items]
Revenues	8,568	5,255	19,124	17,751
Rest of Europe
Disclosure of geographical areas [line items]
Revenues	$ 3,114	$ 2,645	$ 12,530	$ 8,482